Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Taxes
Income Taxes

8. Income Taxes

The Company is subject to United States federal and state taxes as well as other foreign income taxes.

During the three months ended March 31, 2026 and 2025, the Company recorded a provision for income taxes of $37 and $0, which represented an effective tax rate of (0.4%) and 0%, respectively. The effective income tax rates for both the three months ended March 31, 2026 and 2025 are different from the U.S. federal statutory rate of 21.0% due to the valuation allowance.

16. Income Taxes

The income tax expense (benefit) for 2025 and 2024 are as follows:

	2025	2024
Current:
Federal	$—	$35,088
State	700	—
Foreign	1,849	1,278
Total current income tax	2,549	36,366

Deferred:
Federal	15,401	(15,401)
State	—	—
Foreign	—	—
Total deferred tax	15,401	(15,401)
Total income tax expense	$17,950	$20,965

A reconciliation between domestic and international earnings (loss) before income taxes is as follows:

	2025	2024
Domestic	$(17,127,042)	$(1,374,250)
International	(10,871,649)	(10,090,195)
Net loss before income taxes	$(27,998,691)	$(11,464,445)

A reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	2025		2024
Federal tax at statutory rate	$(5,879,725)	21.0%	$(2,407,533)	21.0%
Permanent book/tax differences	1,317,897	(4.7)	676,297	(5.9)
Return to provision adjustments	1,392,136	(5.0)	(65,996)	0.6
Difference in tax rates	(539,994)	1.9	(586,767)	5.1
Impact of Canadian dollar exchange rate changes	(1,013,116)	3.6	1,560,416	(13.6)
Change in valuation allowance	4,740,752	(16.9)	844,548	(7.4)
Total tax expense	$17,950	(0.1)%	$20,965	(0.2)%

Deferred Income Tax

The significant components of the deferred tax assets and liabilities consisted of the following:

	2025	2024
Deferred tax assets:
R&D expenses	$3,485,406	$3,380,350
Net operating loss carryforwards	17,547,661	13,401,755
Tax credit carryforwards	2,445,772	3,133,678
Operating lease liabilities	498,400	239,253
Stock based compensation	502,016	—
R&D intangible tax pool section 174	622,270	—
Other	93,988	73,668
Total gross deferred tax assets	25,195,513	20,228,704
Valuation allowance	(24,640,726)	(19,821,008)
Total deferred tax assets, net of valuation allowance	554,787	407,696

Deferred tax liabilities
Property and equipment	(94,585)	(60,460)
Intangible assets	(27,892)	(96,660)
Right of use assets	(432,310)	(176,333)
Convertible debt	—	(740,196)
Total gross deferred tax liabilities	(554,787)	(1,073,649)
Net deferred tax liabilities	$—	$(665,953)

In assessing the realizability of deferred tax assets, management considers all positive and negative evidence to determine whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, primarily related to the history of cumulative operating losses, the net deferred tax assets are offset by a valuation allowance at December 31, 2025 and 2024. As of December 31, 2025, the Company recorded a valuation allowance of $24,640,726 compared to $19,821,008 as of December 31, 2024.

As of December 31, 2025 and 2024, the Company had no unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. As of both December 31, 2025 and December 31, 2024, the Company had no accrual for any for net interest and penalties.

As of December 31, 2025 and 2024, the Company had net operating loss carryforwards (“NOLs”) of $67,261,109 and $50,927,528, respectively, comprised of $62,233,225 Canadian NOLs which have a 20-year expiration period and will begin to expire in 2035 and $5,027,884 U.S NOLs with indefinite carryforward period, Canadian federal tax credit carryforwards of $2,197,097 and $3,187,456, respectively, that have a 20-year expiration period and will begin to expire in 2039, Canadian state tax credit carryforwards of $830,310 and $790,898, respectively, that have a 20-year expiration and will begin to expire in 2035, and foreign tax credit carryforwards of $0 and $7,136, respectively, that have a 20-year expiration period and will begin to expire in 2041.

The Company is subject to U.S. federal and state income tax, Canadian federal and provincial income tax, as well as various other foreign jurisdictions that impose an income tax. The years that remain subject to examination are primarily 2021 and later.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the United States. The OBBBA includes significant tax law changes, including the permanent extension of certain provisions from the U.S. Tax Cuts and Jobs Act, modifications to the international tax framework, and the reinstatement of favorable business tax provisions. These include 100% bonus depreciation, immediate expensing of Section 174 domestic research and experimental expenditures, and revised limitations under Section 163(j) on the deductibility of business interest expense. The legislation has multiple effective dates, with certain provisions effective beginning in 2025, and others implemented through 2027. We evaluated the impact of the OBBBA and determined its provisions do not have a material impact on our overall tax liability both for the current year and in the succeeding years.